Share Option and Restricted Share Unit Plans	12 Months Ended
Dec. 31, 2012
Share Option and Restricted Share Unit Plans
(15)	Share Option and Restricted Share Unit Plans

As of December 31, 2012, the Company maintained one active share option and restricted share unit plan, the 2007 Plan. The 2007 Plan provides for the grant of share options, restricted share units, restricted shares, share appreciation rights and dividend equivalent rights. The 2007 Plan provides for grants of incentive share options only to the Company’s employees or employees of any parent or subsidiary of TGH. Awards other than incentive share options may be granted to the Company’s employees, directors and consultants or the employees, directors and consultants of any parent or subsidiary of TGH. Under the 2007 Plan, which was approved by the Company’s shareholders on September 4, 2007, a maximum of 3,808,371 share awards may be granted under the plan. On February 23, 2010, the Company’s Board of Directors approved an increase in the number of shares available for future issuance by 1,468,500 shares, which was approved by the Company’s shareholders at the annual meeting of shareholders on May 19, 2010. At December 31, 2012, 1,078,548 shares were available for future issuance under the 2007 Plan.

Share options are granted at exercise prices equal to the fair market value of the shares on the grant date. Each employee’s options vest in increments of 25% per year beginning approximately one year after an option’s grant date. Unless terminated pursuant to certain provisions within the share option plans, including discontinuance of employment with the Company, all unexercised options expire ten years from the date of grant.

Beginning approximately one year after a restricted share unit’s grant date for each restricted share unit granted in 2007, 2008 and 2009, each employee’s restricted share units vest in increments of 15% per year for the first two years, 20% for the third year and 25% for the fourth and fifth year. Beginning approximately one year after a restricted share unit’s grant date for each restricted share unit granted in 2010, 2011 and 2012, each employee’s restricted share units vest in increments of 25% per year.

The following is a summary of activity in the Company’s 2007 Plan for the years ended December 31, 2012, 2011 and 2010:

	Share options (common share equivalents)	Weighted average exercise price
Balances, December 31, 2009	1,502,916	$15.01
Options granted during the period	151,687	$28.26
Options exercised during the period	(364,046)	$15.41
Options forfeited during the period	(32,475)	$14.49

Balances, December 31, 2010	1,258,082	$16.51
Options granted during the period	173,350	$28.54
Options exercised during the period	(358,884)	$15.29
Options forfeited during the period	(3,503)	$18.48

Balances, December 31, 2011	1,069,045	$18.86
Options granted during the period	201,658	$28.21
Options exercised during the period	(302,100)	$15.45
Options forfeited during the period	(2,675)	$22.63

Balances, December 31, 2012	965,928	$21.87

Options exercisable at December 31, 2012	317,340	$16.30

Options vested and expected to vest at December 31, 2012	957,084	$21.82

	Restricted share units	Weighted average grant date fair value
Balances, December 31, 2009	1,346,506	$12.28
Share units granted during the period	152,687	$25.62
Share units vested during the period	(193,241)	$12.20
Share units forfeited during the period	(40,056)	$12.04

Balances, December 31, 2010	1,265,896	$13.90
Share units granted during the period	191,449	$25.45
Share units vested during the period	(274,172)	$13.23
Share units forfeited during the period	(4,561)	$14.73

Balances, December 31, 2011	1,178,612	$15.95
Share units granted during the period	213,295	$28.29
Share units vested during the period	(376,056)	$14.37
Share units forfeited during the period	(4,445)	$17.58

Balances, December 31, 2012	1,011,406	$19.13

Share units outstanding and expected to vest at December 31, 2012	1,000,827	$19.33

The estimated weighted average grant date fair value of share options granted during 2012, 2011 and 2010 was $9.42, $11.60 and $9.82 per share, respectively. As of December 31, 2012, $14,953 of total compensation cost related to non-vested share option and restricted share unit awards not yet recognized is expected to be recognized over a weighted average period of 2.6 years. The aggregate intrinsic value of all options exercisable and outstanding, which represents the total pre-tax intrinsic value, based on the Company’s closing common share price of $31.46 per share as of December 31, 2012 was $4,812. The aggregate intrinsic value is calculated as the difference between the exercise prices of the Company’s share options that were in-the-money and the market value of the common shares that would have been issued if those share options were exercised as of December 31, 2012. The aggregate intrinsic value of all options exercised during 2012, based on the closing share price on the date each option was exercised was $5,504.

The following table summarizes information about share options exercisable and outstanding at December 31, 2012:

	Share options exercisable		Share options outstanding
	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price
Range of per-share exercise prices
$7.10	47,320	$7.10	106,090	$7.10
$16.50	201,104	16.50	201,104	16.50
$16.97	38,106	16.97	141,938	16.97
$28.05	—	—	191,658	28.05
$28.26	30,810	28.26	143,582	28.26
$28.54	—	—	171,556	28.54
$31.34	—	—	10,000	31.34

	317,340	$16.30	965,928	$21.87

The weighted average contractual life of options exercisable and outstanding as of December 31, 2012 was 5.5 years and 7.5 years, respectively.

The fair value of each share option granted under the 2007 Plan was estimated on the date of grant using the Black-Scholes option pricing model for the years ended December 31, 2012, 2011 and 2010 with the following assumptions:

	2012	2011	2010
Risk-free interest rates	0.7% - 1.1%	1.1%	2.0%
Expected terms (in years)	5.2 - 5.7	5.7	6.3
Expected common share price volatilities	62.5%-67.1%	68.0%	50.1%
Expected dividends	4.5% - 6.3%	4.9%	3.8%
Expected forfeitures	1.0%	5.0%	5.0%

The risk-free interest rate is based on the implied yield on a U.S. Treasury zero-coupon issue with a remaining term equal to the expected term of the share option life. The expected term is calculated based on historical exercises for share options granted during the years ended December 31, 2012 and 2011 and the short-cut method was used to calculate the expected term for share options granted during the years ended December 31, 2010 because the Company did not have sufficient historical information to calculate the expected terms. The expected common share price volatility for the 2007 Plan is based on the historical volatility of publicly traded companies within the Company’s industry. The dividend yield reflects the estimated future yield on the date of grant. The Company only recognizes expense for share-based awards that are ultimately expected to vest. The forfeiture rate is based on the Company’s estimate of share options that are expected to cancel prior to vesting.